Other Expenses (Details)		12 Months Ended
	Aug. 16, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Other Expenses And Adjustments [Line Items]
Share-based compensation		$ 3,825,901		$ 2,558,974		$ 1,470,153
Depreciation - right-of-use assets		321,822		357,230
Transaction cost, warrant derivative		1,256,280		1,741,640		854,256
Shares Under Warrant Derivative Agreement
Other Expenses And Adjustments [Line Items]
Transaction cost, warrant derivative	$ 699,427
Included in research and development expenses:
Other Expenses And Adjustments [Line Items]
Employee compensation and benefits		4,645,264		3,775,263		3,096,231
Share-based compensation		2,086,608		1,043,373		561,420
Included in operating expenses
Other Expenses And Adjustments [Line Items]
Employee compensation and benefits		2,542,210		2,635,170		2,555,274
Share-based compensation		1,739,293		1,515,601		908,733
Depreciation - property and equipment		130,243		88,957		122,982
Depreciation - right-of-use assets			$ 321,822		$ 357,230		$ 362,592
Included in operating expenses | Shares Under Warrant Derivative Agreement
Other Expenses And Adjustments [Line Items]
Transaction cost, warrant derivative	$ 233,143	$ 0		$ 0		$ 233,143